UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10551

Nuveen New Jersey Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
	July 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 180	5.000%, 1/01/32	1/15 at 100.00	B3	$ 101,407
150	5.125%, 1/01/37	1/15 at 100.00	B3	84,524
330	Total Consumer Discretionary			185,931
	Consumer Staples – 5.3% (3.5% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
615	4.500%, 6/01/23	6/17 at 100.00	BBB	559,466
3,275	4.750%, 6/01/34	6/17 at 100.00	Baa3	2,259,357
885	5.000%, 6/01/41	6/17 at 100.00	Baa3	610,208
4,775	Total Consumer Staples			3,429,031
	Education and Civic Organizations – 16.4% (10.7% of Total Investments)
3,000	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey Project,	7/12 at 100.00	A2	3,043,229
	Series 2002C, 4.750%, 7/01/19 – FGIC Insured
200	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	203,168
	Series 2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
790	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	797,829
495	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A2	496,361
575	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of	1/14 at 100.00	A+	591,411
	Technology, Series 2004B, 5.000%, 7/01/21 – AMBAC Insured
335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	No Opt. Call	AAA	400,057
	Option Bond Trust 3922, 13.581%, 7/01/19 (IF)
500	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	A1	520,395
	Series 2004A, 5.125%, 7/01/19 – FGIC Insured
1,090	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	BBB+	1,109,707
	2002A, 5.000%, 7/01/17 – RAAI Insured
105	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2,	12/20 at 100.00	Aa3	105,655
	5.000%, 12/01/30
180	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	182,376
	5.000%, 12/01/25
175	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	180,982
	5.750%, 12/01/27 (Alternative Minimum Tax)
200	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	238,112
	Bond Trust PA-4643, 20.067%, 6/01/30 (IF) (4)
910	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/12 at 100.00	BBB–	910,164
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series
	1999, 5.375%, 2/01/19
1,790	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%,	12/12 at 100.00	Baa1	1,749,653
	12/01/31 – AMBAC Insured
10,345	Total Education and Civic Organizations			10,529,099
	Energy – 1.5% (1.0% of Total Investments)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC	1/13 at 100.00	Baa3	991,950
	Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
	Financials – 5.0% (3.3% of Total Investments)
600	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	11/11 at 100.00	N/R	515,982
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
1,250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds,	10/11 at 100.00	Ba1	1,255,250
	Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14
1,450	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Ba2	1,417,709
	Project, Series 2002, 5.750%, 10/01/21
3,300	Total Financials			3,188,941
	Health Care – 27.0% (17.7% of Total Investments)
220	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	204,780
	2004A, 5.750%, 2/15/34
400	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A1	405,588
	Series 2008A, 5.000%, 7/01/27
	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds,
	Jersey City Medical Center, Series 2001:
405	5.000%, 8/01/31 – AMBAC Insured	2/12 at 100.00	N/R	416,729
1,925	5.000%, 8/01/41 – AMBAC Insured	2/12 at 100.00	N/R	1,863,419
260	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA+	293,280
	Tender Option Bond Trust 3018, 19.701%, 7/01/38 – AGC Insured (IF)
500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BBB–	500,700
	University Hospital, Refunding Series 2011, 6.250%, 7/01/35 (WI/DD, Settling 8/09/11)
610	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	596,964
	Medical Center, Series 2007, 5.000%, 7/01/37
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aa3	1,015,570
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
90	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	84,325
	Hospital, Series 2005A, 5.500%, 7/01/36
120	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	114,508
	Center, Series 2006, 5.125%, 7/01/35
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group, Series 2001:
400	5.500%, 7/01/21	1/12 at 100.00	A2	400,280
140	5.625%, 7/01/31	1/12 at 100.00	A2	139,996
715	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	1/12 at 100.00	Aa3	715,250
	Obligated Group, Series 1999, 5.250%, 7/01/29 – AGM Insured
1,185	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center	7/12 at 101.00	BB+	1,116,732
	of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	507,570
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
630	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	N/R	595,319
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
1,520	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	1,167,178
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Series 2006:
2,455	5.000%, 7/01/36	7/16 at 100.00	A2	2,363,527
435	5.000%, 7/01/46	7/16 at 100.00	A2	409,653
1,390	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City	7/12 at 100.00	A+	1,407,041
	Medical Center, Series 2002, 5.750%, 7/01/25
1,150	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	N/R	943,230
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
955	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA+	954,255
	2007-I, 5.000%, 7/01/38 – AGC Insured
1,100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/11 at 100.00	A1	1,104,202
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18
18,105	Total Health Care			17,320,096
	Housing/Multifamily – 3.9% (2.5% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
380	5.750%, 6/01/31	6/20 at 100.00	Baa3	374,224
200	5.875%, 6/01/42	6/20 at 100.00	Baa3	192,152
1,920	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/11 at 100.00	A+	1,920,000
	1997A, 5.650%, 5/01/40 – AMBAC Insured (Alternative Minimum Tax)
2,500	Total Housing/Multifamily			2,486,376
	Housing/Single Family – 1.9% (1.2% of Total Investments)
1,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	10/21 at 100.00	Aa1	1,003,580
	Series 2011A, 4.650%, 10/01/29
215	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	201,752
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
1,215	Total Housing/Single Family			1,205,332
	Long-Term Care – 9.1% (6.0% of Total Investments)
415	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	350,621
	Evergreens Project, Series 2007, 5.625%, 1/01/38
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New
	Jersey, Series 2001:
1,000	5.500%, 6/01/21	6/13 at 100.00	A–	1,018,810
4,000	5.500%, 6/01/31	12/11 at 102.00	A–	4,025,359
520	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	1/12 at 100.00	BB+	444,465
	Obligated Group, Series 1998, 5.125%, 7/01/25
5,935	Total Long-Term Care			5,839,255
	Tax Obligation/General – 2.3% (1.5% of Total Investments)
700	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A2	737,583
	AMBAC Insured
190	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	207,782
	5.000%, 8/01/27
385	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/23 –	1/12 at 100.00	AA+	385,150
	AGM Insured
100	Woodbridge Township, Middlesex County, New Jersey, General Obligation Bonds,, 5.000%, 7/15/19	No Opt. Call	AA–	116,954
1,375	Total Tax Obligation/General			1,447,469
	Tax Obligation/Limited – 31.1% (20.4% of Total Investments)
400	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	473,972
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,000	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AA	1,084,540
	5.000%, 12/01/18 – NPFG Insured
750	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	A–	814,050
	2004, 5.250%, 1/01/16 – AMBAC Insured
435	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	494,491
	2007, 5.250%, 12/15/22 – AMBAC Insured
530	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	633,536
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
1,305	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	A+	1,337,534
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
435	5.500%, 6/15/24	6/12 at 100.00	BBB	429,445
400	5.750%, 6/15/29	6/14 at 100.00	BBB	398,204
400	5.500%, 6/15/31	6/14 at 100.00	BBB	378,260
700	5.750%, 6/15/34	6/14 at 100.00	BBB	671,601
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
50	5.125%, 6/15/27	6/17 at 100.00	Baa3	47,019
75	5.125%, 6/15/37	6/17 at 100.00	Baa3	65,627
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
435	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	435,770
870	5.000%, 9/01/37	9/17 at 100.00	A+	871,540
350	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AA+	391,577
	Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
655	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	A+	707,754
985	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	1,010,777
200	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	202,368
	Transformatiom Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
295	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	328,258
525	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	574,445
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	1,281,800
	Appreciation Series 2010A, 0.000%, 12/15/30
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	909,496
	2006A, 5.500%, 12/15/22
900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	A+	1,042,011
	5.500%, 12/15/16 – NPFG Insured
665	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA+	712,720
	5.000%, 6/15/19 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
2,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA+	541,740
4,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA+	1,006,520
5,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA+	1,169,550
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	1,395,615
	5.000%, 12/15/24
290	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	A3	243,304
	2006A, 4.500%, 7/01/36 – CIFG Insured
350	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	350,224
	Lien Series 2010B, 5.250%, 10/01/29
30,100	Total Tax Obligation/Limited			20,003,748
	Transportation – 27.7% (18.1% of Total Investments)
500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%,	1/15 at 100.00	A1	514,780
	1/01/27 – NPFG Insured
700	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	704,032
	5.000%, 1/01/40
600	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/11 at 100.00	B	600,396
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	Aa3	1,109,660
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
765	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	A1	809,592
	Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured
2,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	2,130,940
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA+	1,708,185
360	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200	5/20 at 100.00	Aa3	365,972
	Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	Aa2	513,470
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	4/12 at 101.00	AA+	3,077,729
	Twenty-Fifth Series 2002, 5.000%, 10/15/26 – AGM Insured
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	6/14 at 100.00	Aa2	2,011,020
	Twenty-Seventh Series 2002, 5.125%, 6/15/37 – AMBAC Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
4,000	7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	Baa1	4,174,355
50	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/11 at 100.00	Baa1	49,930
16,975	Total Transportation			17,770,061
	U.S. Guaranteed – 14.4% (9.4% of Total Investments) (5)
1,000	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic	9/12 at 101.00	N/R (5)	1,069,110
	Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)
175	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A– (5)	207,197
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System
	Obligated Group, Series 2003A:
750	5.000%, 7/01/26 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	808,688
630	5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	683,789
1,250	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	A2 (5)	1,314,550
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	207,910
2,430	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	2,715,014
250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AA– (5)	278,393
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured
505	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	AAA	518,539
	5.500%, 8/01/29 (Pre-refunded 2/01/12)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
60	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	63,002
1,250	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,367,063
8,470	Total U.S. Guaranteed			9,233,255
	Utilities – 4.5% (3.0% of Total Investments)
2,300	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – NPFG Insured	10/11 at 100.00	Baa1	2,196,316
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	765,008
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12
3,050	Total Utilities			2,961,324
	Water and Sewer – 2.1% (1.5% of Total Investments)
150	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	150,302
	6.000%, 7/01/25
500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A	508,950
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
220	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	11/20 at 100.00	A	218,016
	Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)
500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A,	8/12 at 100.00	N/R	510,060
	5.250%, 8/01/19 – FGIC Insured
1,370	Total Water and Sewer			1,387,328
$ 108,845	Total Investments (cost $97,954,020) – 152.5%			97,979,196
	MuniFund Term Preferred Shares, at Liquidation Value – (54.6)% (6)			(35,050,000)
	Other Assets Less Liabilities – 2.1%			1,305,294
	Net Assets Applicable to Common Shares – 100%			$ 64,234,490

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$97,979,196	$ —	$97,979,196

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $97,899,270.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 2,429,163
Depreciation	(2,349,237)
Net unrealized appreciation (depreciation) of investments	$ 79,926

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.8%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011